Appendix 1 Details of Assets and Liabilities in Foreign Currency	12 Months Ended
Dec. 31, 2022
APPENDIX 1 DETAILS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Appendix 1 Details of Assets and Liabilities in Foreign Currency

APPENDIX 1 DETAIL OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY

This appendix forms an integral part of these consolidated financial statements.

The detail of assets and liabilities denominated in foreign currency is as follows:

	12-31-2022
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	32,892	745,956,809	128,804,370	176,894	242,734	875,213,699
Other current financial assets	—	2,856,333	657,001	16,882	—	3,530,216
Other current non-financial assets	3,065,209	161,803,844	26,263,120	502,775	1,005,404	192,640,352
Trade and other current receivables	4,374,199	1,463,980,203	41,156,861	2,092	—	1,509,513,355
Current accounts receivable from related parties	—	3,741,016	20,048,882	232,478,706	—	256,268,604
Inventories	136,717	65,749,377	9,292,286	2,737,713	-	77,916,093
Current tax assets	-	112,755,098	7,803,269	-	-	120,558,367
Non-current assets or groups of assets for disposal classified as held for sale	—	28,333,006	268,627	—	—	28,601,633
TOTAL CURRENT ASSETS	7,609,017	2,585,175,686	234,294,416	235,915,062	1,248,138	3,064,242,319

NON-CURRENT ASSETS
Other non-current financial assets	1,458,904	58,368,736	-	—	—	59,827,640
Other non-current non-financial assets	70,036	78,178,092	28,213	—	—	78,276,341
Trade and other non-current receivables	20,988,425	114,670,586	554,563,222	—	925,412	691,147,645
Non-current accounts receivable from related parties	—	—	-	—	—	-
Investments accounted for using the equity method	—	4,960,303	12,404,147	—	388,328	17,752,778
Intangible assets other than goodwill	—	109,744,724	81,674,736	—	21,803	191,441,263
Goodwill	—	849,345,650	34,267,779	—	—	883,613,429
Property, plant and equipment	—	3,212,229,418	3,345,829,232	—	14,295,344	6,572,353,994
Investment property	—	7,348,262	—	—	—	7,348,262
Right-of-use asset	208,921,326	17,988,526	-	6,788,580	—	233,698,432
Deferred tax assets	—	42,524,495	23,353,134	—	—	65,877,629
TOTAL NON CURRENT ASSETS	231,438,691	4,495,358,792	4,052,120,463	6,788,580	15,630,887	8,801,337,413
TOTAL ASSETS	239,047,708	7,080,534,478	4,286,414,879	242,703,642	16,879,025	11,865,579,732

	12-31-2021
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	—	245,516,611	64,066,348	196,498	195,683	309,975,140
Other current financial assets	—	1,964,183	2,077,232	—	—	4,041,415
Other current non-financial assets	4,368,548	38,910,048	16,741,321	5,593,825	1,212,255	66,825,997
Trade and other current receivables	1,913,471	673,441,405	12,501,931	328,320	—	688,185,127
Current accounts receivable from related parties	—	5,923,226	25,269,387	25,247,475	—	56,440,088
Inventories	135,552	20,464,746	8,745,117	1,876,620	25,675	31,247,710
Current tax assets	—	108,728,114	2,808,902	—	—	111,537,016
TOTAL CURRENT ASSETS	6,417,571	1,094,948,333	132,210,238	33,242,738	1,433,613	1,268,252,493

NON-CURRENT ASSETS
Other non-current financial assets	16,863,692	21,588,925	926,448	—	—	39,379,065
Other non-current non-financial assets	62,133	89,522,912	31,603	—	—	89,616,648
Trade and other non-current receivables	7,415,493	507,930,913	439,122	—	812	515,786,340
Non-current accounts receivable from related parties	—	—	6,348,001	—	—	6,348,001
Investments accounted for using the equity method	—	1,277	9,535,521	—	387,135	9,923,933
Intangible assets other than goodwill	—	116,823,399	74,306,735	—	91,421	191,221,555
Goodwill	—	887,257,655	33,820,543	—	—	921,078,198
Property, plant and equipment	—	3,303,144,446	2,792,960,024	—	14,584,291	6,110,688,761
Investment property	—	7,539,005	—	—	—	7,539,005
Right-of-use asset	84,224,468	19,550,176	49,521,196	7,493,021	—	160,788,861
Deferred tax assets	—	168,154,950	11,545,786	—	—	179,700,736
TOTAL NON-CURRENT ASSETS	108,565,786	5,121,513,658	2,979,434,979	7,493,021	15,063,659	8,232,071,103
TOTAL ASSETS	114,983,357	6,216,461,991	3,111,645,217	40,735,759	16,497,272	9,500,323,596

	12-31-2022
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Argentine Peso	Other Currency	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	40,274,963	83	28,244,737	—	—	—	—	68,519,783
Current lease liability	11,041,842	100,658	6,429,038	1,449,098	—	—	—	19,020,636
Trade and other current payables	27,565,082	1,336,917,391	371,476,401	7,596,123	—	324,415	13,497	1,743,892,909
Current accounts payable to related parties	—	234,496,436	448,393,609	263,608,529	-	—	—	946,498,574
Other current provisions	—	22,760,982	-	—	—	141,024	-	22,902,006
Current tax liabilities	—	327,612,098	6,724,272	—	—	—	—	334,336,370
Other current non-financial liabilities	—	28,318,088	4,499,888	486,941	—	16,685	-	33,321,602
TOTAL CURRENT LIABILITIES	78,881,887	1,950,205,736	865,767,945	273,140,691	-	482,124	13,497	3,168,491,880

NON-CURRENT LIABILITIES
Other non-current financial liabilities	225,557,282	—	1,958,245,974	—	—	—	—	2,183,803,256
Non-current lease liability	208,182,319	996,108	1,027,260	6,459,232	—	—	—	216,664,919
Trade and other non-current payables	—	27,660	308,281,202	—	—	—	—	308,308,862
Non-current accounts receivable to related parties	—	—	1,147,096,713	—	—	—	—	1,147,096,713
Other long-term provisions	—	164,276,876	25,193,367	—	—	—	—	189,470,243
Deferred tax liabilities	—	36,601,749	162,414,745	—	—	—	—	199,016,494
Non-current provisions for employee benefits	—	62,699,415	-	—	—	—	—	62,699,415
Other non-current non-financial liabilities	—	1,088,647	—	—	—	—	—	1,088,647
TOTAL NON-CURRENT LIABILITIES	433,739,601	265,690,455	3,602,259,261	6,459,232	—	—	—	4,308,148,549
TOTAL LIABILITIES	512,621,488	2,215,896,191	4,468,027,206	279,599,923	-	482,124	13,497	7,476,640,429

	12-31-2021
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Argentine Peso	Other Currency	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	35,691,780	3	52,648,107	—	—	—	—	88,339,890
Current lease liability	5,891,047	81,203	3,654,887	1,477,881	—	—	—	11,105,018
Trade and other current payables	11,595,068	686,640,406	271,863,500	7,550,846	—	674,667	-	978,324,487
Current accounts payable to related parties	—	20,240,202	808,325,434	176,027,245	5,077	—	—	1,004,597,958
Other current provisions	—	19,341,067	186,526	—	—	228,724	-	19,756,317
Current tax liabilities	—	10,686,838	2,461,869	—	—	—	—	13,148,707
Other current non-financial liabilities	—	12,453,608	691,075	3,885,531	—	23,626	-	17,053,840
TOTAL CURRENT LIABILITIES	53,177,895	749,443,327	1,139,831,398	188,941,503	5,077	927,017	-	2,132,326,217

NON-CURRENT LIABILITIES
Other non-current financial liabilities	232,572,049	—	1,709,302,329	—	—	—	—	1,941,874,378
Non-current lease liability	133,208,951	37,922	8,080,578	7,229,608	—	—	—	148,557,059
Trade and other non-current payables	—	27,661	179,369,751	—	—	—	—	179,397,412
Non-current accounts receivable to related parties	—	—	1,300,059,097	—	—	—	—	1,300,059,097
Other long-term provisions	—	177,253,679	16,859,035	—	—	—	—	194,112,714
Deferred tax liabilities	—	58,397,322	139,019,628	—	—	—	—	197,416,950
Non-current provisions for employee benefits	—	58,091,481	860,105	—	—	—	—	58,951,586
Other non-current non-financial liabilities	—	1,135,285	—	—	—	—	—	1,135,285
TOTAL NON-CURRENT LIABILITIES	365,781,000	294,943,350	3,353,550,523	7,229,608	—	—	—	4,021,504,481
TOTAL LIABILITIES	418,958,895	1,044,386,677	4,493,381,921	196,171,111	5,077	927,017	-	6,153,830,698